UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09821

Allied Asset Advisors Funds
 (Exact name of registrant as specified in charter)

715 Enterprise Drive, Suite 100
Oak Brook, IL  60523
 (Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
715 Enterprise Drive, Suite 100
Oak Brook, IL  60523
 (Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2019

Date of reporting period: November 30, 2018

Item 1. Reports to Stockholders.

Semi-Annual Report

November 30, 2018

(Unaudited)

Iman Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.investaaa.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-888-FUNDS-85 (1-888-386-3785).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports.  If you invest directly with the Fund, you can call 1-888-FUNDS-85 (1-888-386-3785) to let the Fund know you wish to continue receiving paper copies of your shareholder reports.  Your election to receive reports in paper will apply to all funds that you hold through the financial intermediary, or directly with the Iman Fund.

IMAN FUND

EXPENSE EXAMPLE
November 30, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/2018 - 11/30/2018).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  IRA accounts will be charged a $15.00 annual maintenance fee.  The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that Iman Fund does not have any sales charge (loads), redemption fees, or exchange fees.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/18	11/30/18	6/1/18 - 11/30/18*
Actual	$1,000.00	$ 979.20	$6.35
Hypothetical (5% return before expenses)	1,000.00	1,018.65	6.48

*	Expenses are equal to the Fund’s annualized expense ratio of 1.28% multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

IMAN FUND

ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of net assets)
November 30, 2018 (Unaudited)

IMAN FUND

Total Rate of Return
For the Period November 30, 2008 to November 30, 2018
(Unaudited)

This chart assumes an initial investment of $10,000 made on November 30, 2008 and held through November 30, 2018.
Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the recent month end may be obtained by visiting www.investaaa.com.

Indices mentioned are unmanaged and used to measure stock markets.  You cannot invest directly in an index.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

	Six	One	Five	Ten
Average Annual Total Return as of November 30, 2018	Months	Year	Years	Years
Iman Fund	(2.08)%	4.23%	11.47%	13.99%
Blended Dow Jones Islamic Market USA Index*/
Dow Jones Islamic Market World Index**	0.16%	4.59%	9.59%	12.63%

*
The Dow Jones Islamic Market USA Index is a diversified compilation of U.S. equity securities considered by Dow Jones to be in compliance with Islamic principles.  The index is constructed from stocks in the Dow Jones Indexes (DJGI) family.  Dow Jones believes that these stocks are accessible to investors and are well traded.  The DJGI methodology removes issues that are not suitable for global investing.  Prior to July 31, 2013, the performance of the Dow Jones Islamic Market USA Index does not include the reinvestment of dividends.

**
The Dow Jones Islamic Market World Index is a compilation of 56 country-level benchmark indexes considered by Dow Jones to be in compliance with Islamic principles. The index provides a definitive standard for measuring stock market performance for Islamic investors on a global basis, in accordance with Dow Jones Indexes’ established index methodology.

IMAN FUND

SCHEDULE OF INVESTMENTS
November 30, 2018 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 99.3%

	AGRICULTURE, CONSTRUCTION
	& MINING MACHINERY
	MANUFACTURING - 0.7%
12,200	The Toro Co.	$756,278

	APPAREL KNITTING
	MILLS - 0.3%
3,200	Columbia Sportswear Co.	292,256

	ARCHITECTURAL,
	ENGINEERING & RELATED
	SERVICES - 0.8%
13,500	Tetra Tech, Inc.	822,960

	AUDIO & VIDEO EQUIPMENT
	MANUFACTURING - 0.5%
8,200	Dolby Laboratories, Inc. - Class A	577,280

	AUTOMOTIVE PARTS,
	ACCESSORIES &
	TIRE STORES - 0.1%
380	O’Reilly Automotive, Inc. (a)	131,776

	AUTOMOTIVE REPAIR
	& MAINTENANCE - 0.1%
1,700	Monro, Inc.	138,244

	BASIC CHEMICAL
	MANUFACTURING - 0.7%
4,900	Air Products and Chemicals, Inc.	788,263

	BEVERAGE
	MANUFACTURING - 0.2%
4,100	Monster Beverage Corp. (a)	244,688

	BUILDING MATERIAL
	& SUPPLIES DEALERS - 1.3%
8,000	The Home Depot, Inc.	1,442,560

	BUSINESS SUPPORT
	SERVICES - 0.7%
33,000	Criteo SA - ADR (a)(b)	768,900

	CLOTHING STORES - 0.6%
6,800	Ross Stores, Inc.	595,680

	COMMUNICATIONS EQUIPMENT
	MANUFACTURING - 4.0%
24,500	Apple Inc.	4,375,210

	COMPUTER SYSTEMS DESIGN
	& RELATED SERVICES - 1.0%
2,300	Accenture PLC - Class A (b)	378,396
525	Baidu, Inc. - ADR (a)(b)	98,847
13,200	Nutanix, Inc. - Class A (a)	590,172
1	SYNNEX Corp.	52
		1,067,467
	CUT & SEW APPAREL
	MANUFACTURING - 1.2%
8,700	lululemon athletica Inc. (a)	1,153,185
2,300	VF Corp.	186,967
		1,340,152
	DATA PROCESSING, HOSTING
	& RELATED SERVICES - 0.7%
2,070	CoStar Group Inc. (a)	764,637

	DRUGS & DRUGGISTS’
	SUNDRIES MERCHANT
	WHOLESALERS - 2.6%
30,300	The Procter & Gamble Co.	2,863,653

	ELECTRICAL EQUIPMENT
	MANUFACTURING - 1.9%
11,100	A.O. Smith Corp.	525,918
32,600	Altra Industrial Motion Corp.	1,028,530
2,400	Littelfuse, Inc.	459,240
500	Rockwell Automation, Inc.	87,170
		2,100,858
	ELECTRONIC SHOPPING &
	MAIL-ORDER HOUSES - 4.6%
2,750	Amazon.com, Inc. (a)	4,647,968
3,400	Wayfair, Inc. - Class A (a)	361,080
		5,009,048
	ELECTRONICS &
	APPLIANCE STORES - 0.2%
2,600	Best Buy Co., Inc.	167,934

The accompanying notes are an integral part of these financial statements.

IMAN FUND

SCHEDULE OF INVESTMENTS (Continued)
November 30, 2018 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 99.3% (Continued)

	ENGINE, TURBINE & POWER
	TRANSMISSION EQUIPMENT
	MANUFACTURING - 0.1%
900	Cummins, Inc.	$135,954

	FOOTWEAR
	MANUFACTURING - 0.7%
10,500	NIKE, Inc. - Class B	788,760

	FREIGHT TRANSPORTATION
	ARRANGEMENT - 1.2%
16,900	Expeditors International
	of Washington, Inc.	1,285,921

	GENERAL FREIGHT
	TRUCKING - 2.0%
54,500	Knight-Swift Transportation
	Holdings Inc.	1,888,970
2,400	Old Dominion Freight Line, Inc.	328,152
		2,217,122
	GROCERY STORES - 0.4%
17,800	Sprouts Farmers Market, Inc. (a)	409,756

	HOUSEHOLD APPLIANCE
	MANUFACTURING - 0.3%
3,700	iRobot Corp. (a)	352,980

	INDUSTRIAL MACHINERY
	MANUFACTURING - 0.1%
2,600	Applied Materials, Inc.	96,928

	INSURANCE CARRIERS - 2.3%
8,880	UnitedHealth Group, Inc.	2,498,477

	MANAGEMENT, SCIENTIFIC &
	TECHNICAL CONSULTING
	SERVICES - 2.2%
16,500	salesforce.com, Inc. (a)	2,355,540

	MEDICAL EQUIPMENT
	& SUPPLIES
	MANUFACTURING - 3.8%
1,770	ABIOMED, Inc. (a)	588,843
570	Align Technology, Inc. (a)	131,037
20,800	Boston Scientific Corp. (a)	783,536
4,300	Edwards Lifesciences, Corp. (a)	696,643
2,080	Intuitive Surgical, Inc. (a)	1,104,210
4,700	Stryker Corp.	824,662
		4,128,931
	METAL ORE MINING - 0.2%
3,200	Franco-Nevada Corp. (b)	220,512

	MISCELLANEOUS DURABLE
	GOODS MERCHANT
	WHOLESALERS - 1.7%
4,200	3M Co.	873,264
6,800	Honeywell International, Inc.	997,900
		1,871,164
	MOTOR VEHICLE &
	MOTOR VEHICLE PARTS
	& SUPPLIES MERCHANT
	WHOLESALERS - 0.5%
12,300	Gentherm Inc. (a)	571,089

	NAVIGATIONAL, MEASURING,
	ELECTROMEDICAL &
	CONTROL INSTRUMENTS
	MANUFACTURING - 1.3%
13,100	Bruker Corp.	434,134
2,600	Coherent, Inc. (a)	359,216
17,400	Teradyne, Inc.	621,006
		1,414,356
	OIL & GAS EXTRACTION - 1.3%
2,800	Concho Resources Inc. (a)	364,952
7,200	EOG Resources, Inc.	743,832
1,900	Pioneer Natural Resources Co.	280,725
		1,389,509
	OTHER CHEMICAL
	PRODUCT & PREPARATION
	MANUFACTURING - 1.2%
18,200	Innospec Inc.	1,342,068

The accompanying notes are an integral part of these financial statements.

IMAN FUND

SCHEDULE OF INVESTMENTS (Continued)
November 30, 2018 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 99.3% (Continued)

	OTHER ELECTRICAL
	EQUIPMENT & COMPONENT
	MANUFACTURING - 1.8%
29,100	Emerson Electric Co.	$1,964,832
1,133	Resideo Technologies, Inc. (a)	23,374
		1,988,206
	OTHER GENERAL
	MERCHANDISE STORES - 1.7%
4,400	Burlington Stores, Inc. (a)	729,344
4,600	Dollar General Corp.	510,554
5,600	Five Below, Inc. (a)	586,824
		1,826,722
	OTHER GENERAL
	PURPOSE MACHINERY
	MANUFACTURING - 1.0%
25,300	Graco Inc.	1,114,465

	OTHER INFORMATION
	SERVICES - 3.1%
10,600	Alibaba Group
	Holding Ltd. - ADR (a)(b)	1,705,116
10,600	Facebook Inc. - Class A (a)	1,490,466
4,700	Twitter, Inc. (a)	147,815
		3,343,397
	OTHER MISCELLANEOUS
	MANUFACTURING - 0.5%
3,600	Pool Corp.	585,036

	OTHER PROFESSIONAL,
	SCIENTIFIC & TECHNICAL
	SERVICES - 1.0%
13,600	RealPage, Inc. (a)	701,488
2,000	ServiceNow, Inc. (a)	370,540
		1,072,028
	OTHER SCHOOLS
	& INSTRUCTION - 1.3%
48,600	TAL Education Group - ADR (a)(b)	1,364,202

	PETROLEUM &
	COAL PRODUCTS
	MANUFACTURING - 1.5%
20,500	Exxon Mobil Corp.	1,629,750

	PHARMACEUTICAL
	& MEDICINE
	MANUFACTURING - 10.6%
3,600	Alexion Pharmaceuticals, Inc. (a)	443,340
12,000	Alkermes PLC (a)(b)	437,280
2,100	Alnylam Pharmaceuticals, Inc. (a)	170,436
9,800	Bio-Techne Corp	1,581,916
2,700	Bluebird Bio, Inc. (a)	331,803
11,700	Bristol-Myers Squibb Co.	625,482
2,900	Eli Lilly and Co.	344,056
2,300	IDEXX Laboratories, Inc. (a)	468,648
4,400	Ionis Pharmaceuticals, Inc. (a)	256,476
11,600	Johnson & Johnson	1,704,040
22,700	Merck & Co., Inc.	1,801,018
21,700	Myriad Genetics, Inc. (a)	699,608
5,400	Nektar Therapeutics (a)	218,106
28,900	Pfizer Inc.	1,336,047
5,100	Sage Therapeutics, Inc. (a)	587,979
3,300	Vertex Pharmaceuticals Inc. (a)	596,607
		11,602,842
	PLASTICS PRODUCT
	MANUFACTURING - 0.6%
68,900	ZAGG Inc. (a)	692,445

	PROFESSIONAL &
	COMMERCIAL EQUIPMENT
	& SUPPLIES MERCHANT
	WHOLESALERS - 1.5%
12,200	Paycom Software, Inc. (a)	1,619,794

	SATELLITE
	TELECOMMUNICATIONS - 0.9%
9,300	Ubiquiti Networks Inc.	1,013,514

	SCHEDULED AIR
	TRANSPORTATION - 0.2%
4,800	Southwest Airlines Co.	262,128

The accompanying notes are an integral part of these financial statements.

IMAN FUND

SCHEDULE OF INVESTMENTS (Continued)
November 30, 2018 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 99.3% (Continued)

	SCIENTIFIC RESEARCH &
	DEVELOPMENT SERVICES - 1.4%
700	Biogen Inc. (a)	$233,604
13,000	Cambrex Corp. (a)	621,790
8,000	Exact Sciences Corp. (a)	623,840
		1,479,234
	SEMICONDUCTOR & OTHER
	ELECTRONIC COMPONENT
	MANUFACTURING - 10.5%
18,700	Advanced Micro Devices, Inc. (a)	398,310
3,100	Alphabet Inc. - Class A (a)	3,439,915
0	Alphabet Inc. - Class C (a)	1
6,120	Broadcom Inc.	1,452,949
24,600	Intel Corp.	1,213,026
2,900	Lam Research Corp.	455,184
4,400	Monolithic Power Systems, Inc.	581,108
2,400	Nokia Oyj - ADR (b)	13,128
11,100	NVIDIA Corp.	1,814,073
22,600	Taiwan Semiconductor
	Manufacturing Co. Ltd. - ADR (b)	849,534
9,800	Texas Instruments Inc.	978,530
3,100	Xilinx, Inc.	286,688
		11,482,446
	SERVICES TO BUILDINGS
	& DWELLINGS - 1.4%
4,000	Automatic Data Processing, Inc.	589,680
14,100	Rollins, Inc.	896,196
		1,485,876
	SHOE STORES - 0.3%
11,500	DSW Inc. - Class A	319,010
	SOAP, CLEANING COMPOUND
	& TOILET PREPARATION
	MANUFACTURING - 2.5%
30,000	Colgate-Palmolive Co.	1,905,600
7,200	West Pharmaceutical Services, Inc.	788,832
		2,694,432
	SOFTWARE PUBLISHERS - 12.0%
5,800	Adobe Inc. (a)	1,455,162
16,100	Akamai Technologies, Inc. (a)	1,106,875
3,800	Autodesk, Inc. (a)	549,100
2,900	Intuit Inc.	622,137
500	MercadoLibre Inc.	175,985
35,100	Microsoft Corp.	3,892,239
4,000	PTC, Inc. (a)	345,960
5,200	Red Hat, Inc. (a)	928,512
4,400	Shopify Inc. - Class A (a)(b)	671,704
2,800	Splunk Inc. (a)	312,844
7,100	Synopsys, Inc. (a)	652,774
5,600	Tableau Software, Inc. - Class A (a)	697,984
2,000	Tyler Technologies, Inc. (a)	385,520
2,400	The Ultimate Software Group, Inc. (a)	633,408
3,800	Workday, Inc. - Class A (a)	623,200
		13,053,404
	SUPPORT ACTIVITIES
	FOR MINING - 2.3%
15,800	Core Laboratories N.V. (b)	1,313,138
162,800	Frank’s International N.V. (a)(b)	1,196,580
		2,509,718
	TRAVEL ARRANGEMENT &
	RESERVATION SERVICES - 1.2%
690	Booking Holdings Inc. (a)	1,305,397

	WIRED TELECOMMUNICATIONS
	CARRIERS - 0.5%
51,500	Vonage Holdings Corp. (a)	545,385
	TOTAL COMMON STOCKS
	(Cost $92,851,533)	108,316,342
	Total Investments
	(Cost $92,851,533) - 99.3%	108,316,342
	Other Assets in
	Excess of Liabilities - 0.7%	746,593
	TOTAL NET ASSETS - 100.0%	$109,062,935

Percentages are stated as a percent of net assets.

ADR –	American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Securities

The accompanying notes are an integral part of these financial statements.

IMAN FUND

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2018 (Unaudited)

Assets:
Investments, at value (cost $92,851,533)	$108,316,342
Cash	620,641
Receivable for investments sold	1,484,429
Receivable for capital shares sold	134,289
Dividends receivable	138,500
Other assets	17,691
Total Assets	110,711,892

Liabilities:
Payable for investments purchased	1,507,832
Payable for capital shares redeemed	705
Payable to Advisor (Note 3)	87,592
Payable for professional fees	9,642
Payable for Trustee fees	5,609
Accrued expenses and other liabilities	37,577
Total Liabilities	1,648,957
Net Assets	$109,062,935

Net assets consist of:
Paid-in capital	$81,854,306
Total distributable earnings	27,208,629
Net Assets	$109,062,935

Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	7,976,515
Net asset value, redemption price and offering price per share	$13.67

The accompanying notes are an integral part of these financial statements.

IMAN FUND

STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 2018 (Unaudited)

Investment income:
Dividend income (Net of foreign withholding tax of $7,455)	$470,203
Total investment income	470,203

Expenses:
Advisory fees (Note 3)	567,026
Administration fees	51,512
Transfer agent fees and expenses	26,619
Legal fees	20,844
Fund accounting fees	17,567
Federal and state registration fees	13,818
Trustees’ fees and related expenses	9,608
Audit fees	6,769
Custody fees	6,313
Reports to shareholders	3,387
Other expenses	1,051
Total expenses	724,514
Net investment loss	(254,311)

Realized and unrealized gain (loss) on investments:
Net realized gain from security transactions	4,770,615
Change in net unrealized appreciation/depreciation on investments	(6,919,618)
Realized and unrealized loss on investments	(2,149,003)
Net decrease in net assets from operations	$(2,403,314)

The accompanying notes are an integral part of these financial statements.

IMAN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2018	Year Ended
	(Unaudited)	May 31, 2018
From operations:
Net investment loss	$(254,311)	$(366,257)
Net realized gain on investments	4,770,615	10,225,374
Change in net unrealized appreciation/depreciation on investments	(6,919,618)	6,690,332
Net increase (decrease) in net assets from operations	(2,403,314)	16,549,449

Net decrease in net assets resulting from distributions paid	—	(7,791,415	)(1)

From capital share transactions:
Proceeds from sale of shares	10,059,157	22,863,035
Net asset value of shares issued in
reinvestment of distributions to shareholders	—	7,727,484
Payments for shares redeemed	(7,478,505)	(14,044,133)
Net increase in net assets from capital share transactions	2,580,652	16,546,386

Total increase in net assets	177,338	25,304,420

Net assets:
Beginning of period	108,885,597	83,581,177
End of period	$109,062,935	$108,885,597

(1)	Includes net investment income distributions of $240,556 and net realized capital gain distributions of $7,550,859.-

The accompanying notes are an integral part of these financial statements.

IMAN FUND

FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	November 30,
	2018		Year Ended May 31,
	(Unaudited)		2018	2017		2016	2015		2014
Net asset value, beginning of period	$13.96		$12.72	$11.15		$11.40	$11.59		$9.99

Income (loss) from investment operations:
Net investment income (loss)(1)	(0.03)		(0.05)	0.03		0.00 (2)	(0.00	)(2)	(0.01)
Net realized and unrealized
gains (losses) on investments	(0.26)		2.44	2.42		0.22	1.13		2.02
Total from investment operations	(0.29)		2.39	2.45		0.22	1.13		2.01

Less distributions paid:
From net investment income	—		(0.04)	(0.00	)(2)	—	—		—
From net realized gain on investments	—		(1.11)	(0.88)		(0.47)	(1.32)		(0.41)
Total distributions paid	—		(1.15)	(0.88)		(0.47)	(1.32)		(0.41)

Net asset value, end of period	$13.67		$13.96	$12.72		$11.15	$11.40		$11.59

Total return	(2.08	)%(3)	19.25%	23.06%		1.99%	10.22%		20.30%

Net assets at end of period (000’s)	$109,063		$108,886	$83,581		$61,067	$68,440		$59,221

Ratio of expenses to average net assets	1.28	%(4)	1.33%	1.35%		1.39%	1.42%		1.48%

Ratio of net investment income (loss)
to average net assets	(0.45	)%(4)	(0.39)%	0.33%		0.03%	(0.02)%		(0.09)%

Portfolio turnover rate	36.3	%(3)	71.6%	74.7%		70.6%	72.0%		71.7%

(1)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Less than one cent per share.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

IMAN FUND

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2018 (Unaudited)

1. Organization
Allied Asset Advisors Funds (the “Trust”), an open-end management investment company, was organized as a Delaware statutory trust on January 14, 2000.  The Trust currently offers one series of shares to investors, the Iman Fund (the “Fund”), a diversified series of the Trust.  Allied Asset Advisors, Inc. (“AAA” or the “Adviser”), a Delaware corporation, serves as investment adviser to the Fund.

The Trust is authorized to issue an unlimited number of shares without par value, of each series.  The Trust currently offers one class of shares of the Fund.

The investment objective of the Fund is to seek growth of capital while adhering to Islamic principles. To achieve its investment objective, the Fund seeks investments that meet Islamic principles whose prices the Fund’s Adviser anticipates will increase over the long term. Under normal circumstances, the Fund invests its net assets in domestic and foreign securities chosen by the Adviser in accordance with Islamic principles. Islamic principles generally preclude investments in certain businesses (e.g., alcohol, pornography and gambling) and investments in interest bearing debt obligations.  Any uninvested cash will be held in non-interest bearing deposits or invested in a manner following Islamic principles.

The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates:  In preparing the financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation:  Investment securities are carried at fair value determined using the following valuation methods:

•	Equity securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the valuation date.

•
Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price.  The Fund did not hold any such securities during the period ended November 30, 2018.

•
Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under direction of the Board of Trustees.  The Fund did not hold any such securities during the period ended November 30, 2018.

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.

Summary of Fair Value Exposure at November 30, 2018

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities the Fund has the ability to access.

IMAN FUND

NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2018 (Unaudited)

Level 2 -
Other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar instruments in markets that are not active, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs that are used in determining a fair value of an investment may include price information, credit data, volatility statistics and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment or similar investments in the marketplace. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Adviser. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018:

	Level 1	Level 2	Level 3	Total
Common
Stocks	$108,316,342	$—	$—	$108,316,342
Total*	$108,316,342	$—	$—	$108,316,342

*	Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Schedule of Investments.

Foreign Securities: Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.  The Fund does not invest in securities of U.S. or foreign governments.

Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and the Fund intends to distribute all of its taxable income and net capital gains to shareholders.  Therefore, no federal income tax provision is required.

As of and during the year ended May 31, 2018, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as other expenses in the Statement of Operations.  During the year, the Fund did not incur any interest or penalties.  The statute of limitations on the Fund’s tax returns remains open for the years ended May 31, 2015 through May 31, 2018.

IMAN FUND

NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2018 (Unaudited)

As of May 31, 2018, the tax cost of investments and the components of distributable earnings on a tax basis were as follows:

Cost of investments	$86,052,494
Gross tax unrealized appreciation	$24,634,640
Gross tax unrealized depreciation	(2,320,824)
Net tax unrealized appreciation	22,313,816
Undistributed ordinary income	1,795,766
Undistributed long-term capital gains	5,502,361
Other accumulated losses	—
Total distributable earnings	$29,611,943

The difference between book basis and tax basis unrealized appreciation is attributable primarily to net operating losses and to the tax deferral of losses relating to wash sale transactions.

Under current tax laws, losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year.  For the fiscal year ended May 31, 2018, the Fund did not defer, on a tax basis, any post-October losses.

Distributions to Shareholders:  The Fund will distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities.  These income and gains distributions will generally be paid once each year, on or before December 31.  The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

The tax character of distributions paid were as follows:

	Six Months Ended	Year Ended
	November 30, 2018	May 31, 2018
Ordinary Income	$ —	$3,309,448
Long-term capital gains	$ —	$4,481,967

Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The Fund may periodically make reclassifications among certain of its capital accounts to reflect the tax character of permanent book/tax differences related to the components of the Fund’s net assets.  These reclassifications have no impact on the net assets or net asset value of the Fund.

Other:  Investment transactions and shareholder transactions are accounted for on the trade date.  Net realized gains and losses on securities are computed on the basis of specific security lot identification.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Recent Accounting Pronouncement: In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and disclosures.

Subsequent Events: In preparing these financial statements, management has performed an evaluation of subsequent events after November 30, 2018, through the date the financial statements were issued and determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

3. Investment Advisory and Other Agreements

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser, with whom certain officers and a Trustee of the Trust are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s daily average net assets.

IMAN FUND

NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2018 (Unaudited)

For the period ended November 30, 2018, the Fund had advisory expenses of $567,026 and as of November 30, 2018, the Fund had $87,592 payable to the Adviser.

The Trust has a distribution agreement and a servicing agreement with Quasar Distributors, LLC (the “Distributor”).  Fees for such distribution services are paid to the Distributor by the Adviser.

4. Capital Share Transactions

Capital Share Transactions of the Fund for the period ended November 30, 2018, were as follows:

	Amount	Shares
Shares sold	$10,059,157	703,426
Shares reinvested	—	—
Shares redeemed	(7,478,505)	(524,333)
Net increase	$2,580,652	179,093
Shares Outstanding
Beginning of period		7,797,422
End of period		7,976,515

Capital Share Transactions of the Fund for the year ended May 31, 2018, were as follows:

	Amount	Shares
Shares sold	$22,863,035	1,695,863
Shares reinvested	7,727,484	583,647
Shares redeemed	(14,044,133)	(1,051,339)
Net increase	$16,546,386	1,228,171
Shares Outstanding
Beginning of period		6,569,251
End of period		7,797,422

5. Securities Transactions

During the period ended November 30, 2018, the cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $42,939,552 and $40,661,945, respectively. There were no purchases or sales of U.S. government securities for the Fund.

6. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2018, the North American Islamic Trust (“NAIT”) held 44.52% of the Fund. NAIT is the parent company of the Adviser.

IMAN FUND

ADDITIONAL INFORMATION
November 30, 2018 (Unaudited)

Proxy Voting Policies and Procedures (Unaudited)
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (877) 417-6161 or by accessing the Fund’s website at http://www.investaaa.com.  Furthermore, you can obtain the description on the SEC’s website at http://www.sec.gov.

Proxy Voting Record (Unaudited)

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 417-6161.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The filing will be available, upon request, by calling (877) 417-6161.  Furthermore, you will be able to obtain a copy of the filing on the SEC’s website at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

PRIVACY POLICY

In the course of servicing your account, we collect the following nonpublic personal information about you:

•
Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•
Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, parties to transactions, cost basis information, and other financial information.

•	Information collected from our website (including from the use of “cookies”)

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with industry standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your financial intermediary shares nonpublic personal information with nonaffiliated third parties.

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INVESTMENT ADVISER
Allied Asset Advisors, Inc.
Oak Brook, Illinois

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
Milwaukee, Wisconsin

ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
U.S. Bank, N.A.
Milwaukee, Wisconsin

LEGAL COUNSEL
Latham & Watkins
Chicago, Illinois

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.  Quasar Distributors, LLC is the Distributor for the Fund.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allied Asset Advisors Funds

By       /s/ Bassam Osman
Bassam Osman, President

Date    February 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Bassam Osman
Bassam Osman, President

Date    February 6, 2019

By       /s/ Mohammed Basheeruddin
Mohammed Basheeruddin, Treasurer

Date    February 8, 2019